Summarized Financial Information of Citizens Holding Company	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Summarized Financial Information of Citizens Holding Company

Note 10. Summarized Financial Information of Citizens Holding Company

Summarized financial information of Citizens Holding Company, excluding the Bank, at December 31, 2015 and December 31, 2014, and for the years ended December 31, 2015, 2014 and 2013, is as follows:

Balance Sheets

December 31, 2015 and 2014

	2015	2014
Assets
Cash (1)	$2,196,895	$1,688,497
Investment in bank subsidiary (1)	83,753,973	79,797,988
Other assets (1)	474,468	371,301

Total assets	$86,425,336	$81,857,786

Liabilities
Other liabilities	$—	$—

Stockholders’ equity	86,425,336	81,857,786

Total liabilities and stockholders’ equity	$86,425,336	$81,857,786

(1)	Fully or partially eliminates in consolidation.

Income Statements

Years Ended December 31, 2015, 2014 and 2013

	2015	2014	2013
Interest income (1)	$1,896	$2,140	$2,140

Other income
Dividends from bank subsidiary (1)	5,568,900	4,371,900	4,332,000
Equity in undistributed earnings of bank subsidiary (1)	2,191,684	3,241,870	2,898,509
Other income	—	1,676	—

Total other income	7,762,480	7,615,446	7,230,509

Other expense	275,744	263,598	136,317

Income before income taxes	7,486,736	7,351,848	7,096,332
Income tax benefit	(102,165)	(97,610)	(53,528)

Net income	$7,588,901	$7,449,759	$7,149,860

(1)	Eliminates in consolidation.

Statements of Cash Flows

Years Ended December 31, 2015, 2014 and 2013

	2015	2014	2013
Cash flows from operating activities
Net income	$7,588,901	$7,449,759	$7,149,860
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of Bank	(2,191,684)	(3,241,870)	(2,898,509)
Stock compensation expense	117,300	115,000	—
Increase in other assets	(103,168)	(44,082)	(1,032)
Decrease in other liabilities	—	—	(400)

Net cash provided by operating activities	5,411,349	4,278,807	4,249,919

Cash flows from financing activities
Dividends paid to stockholders	$(4,540,748)	$(4,341,076)	$(4,285,371)
Repurchase of company stock	(390,205)	—	—
Excess tax benefit from equity grants	1,001	—	—
Proceeds from stock option exercises	27,000	—	128,950

Net cash used by financing activities	(4,902,951)	(4,341,076)	(4,156,421)

Net increase in cash	508,398	(62,269)	93,498

Cash, beginning of year	1,688,497	1,750,766	1,657,268

Cash, end of year	$2,196,895	$1,688,497	$1,750,766

The Bank is required to obtain approval from state regulators before paying dividends.